Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss from continuing operations	$ (9,557,029)	$ (4,514,062)	$ (5,575,135)	$ (12,871,273)
Non-cash adjustments to reconcile net loss to net cash:
Amortization of debt discount	2,295,758	1,319,796	1,756,764	893,959
Depreciation and amortization expense	213,170	101,584	152,739	40,858
Gain from changes in derivative liability fair values	(3,889)	(10,482)	(13,498)	(3,744)
Common shares issued for services			10,000	30,000
Common shares issued for settlement of lawsuit				213,109
Preferred shares issued for services				251,536
Imputed interest on debt				34,237
Gain from settlement of debt	(2,463)
Impairment of goodwill	4,125,460
Changes in operating assets and liabilities:
Accounts receivable	14,755	(69,007)	(32,510)	(3,250)
Prepaid expenses	(10,750)	2,714		(24,245)
Other assets				(5,568)
Accounts payable and accrued liabilities	2,535,788	2,104,501	2,517,791	1,307,388
Stock payable				271,536
Cash used for operating activities-continuing operations	(389,800)	(1,064,956)	(1,183,849)	(9,865,457)
Depreciation on discontinued operations		600	1,400
Gain on discontinued operations		(350)	68,313	(13,207)
Cash provided for operating activities-discontinued operations		250	69,713	(13,207)
CASH USED BY OPERATING ACTIVITIES	(389,800)	(1,064,706)	(1,114,136)	(9,878,664)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in business combination				666,467
Purchase of property and equipment	(101,594)	(129,901)	(198,428)
CASH USED BY INVESTING ACTIVITIES	(101,594)	(129,901)	(198,428)	666,467
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt				12,400,000
Loan to non-affiliate				(250,000)
Principal payment on debt	(9,850)	(14,282)	(20,776)	(1,812)
CASH USED BY FINANCING ACTIVITIES	(9,850)	(14,282)	(20,776)	12,148,188
Net decrease in cash	(501,244)	(1,208,889)	(1,333,340)	2,935,991
Cash, beginning of period	1,645,185	2,978,525	2,978,525	42,534
Cash, end of period	1,143,941	1,769,636	1,645,185	2,978,525
Cash paid for income taxes
Cash paid for interest		265	283	208
NON-CASH FINANCING ACTIVITIES:
Stock issued through stock payable			271,536
Right of use asset financed through payable			62,903
Warrants discount issued on debt				5,703,537
Cancellation of preferred series BB				279
Cancellation of preferred series CC				83,731
Issuance of preferred series AA for acquisition				963,866
Issuance of preferred series DD		251,536		5,038,576
Discount issued on convertible debt				$ 1,200,000
Issuance of common shares for services		$ 20,000